December 26, 2006

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Northern Ethanol, Inc.
Amendment No. 1 to Form 8-K Dated November 21, 2006
SEC File No. 000-51564

Dear Sirs/Madam:

On behalf of the above referenced Registrant, we are herewith transmitting Amendment No. 1 to Form 8-K dated November 21, 2006.

Should you have any questions or comments concerning this filing, please contact the undersigned at the above telephone number. Your cooperation in this matter is appreciated.

Yours very truly,

ANDREW I. TELSEY, P.C.

s/Andrew I. Telsey

Andrew I. Telsey

AIT/ddk